Benefits Plans (Summary of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance - Number of Option Shares	317,976	289,613
Options forfeited -Number of Option Shares	(11,000)	(3,000)
Options exercised - Number of Option Shares	(29,661)	(28,637)
Options granted - Number of Option Shares		60,000
Options expired - Number of Option Shares	(3,019)
Ending Balance - Number of Option Shares	274,296	317,976
Options Exercisable - Number of Option Shares	224,796
Outstanding, Weighted Average Exercise Price	$ 11.61	$ 12.00	$ 5.29	$ 5.29	$ 29.25	$ 29.25	$ 29.25
Options forfeited - Weighted Average Exercise Price	$ 17.06	$ 29.25	$ 8.93
Options exercised - Weighted Average Exercise Price	$ 6.01	$ 8.26	$ 5.29
Options granted - Weighted Average Exercise Price		$ 8.93
Options expired - Weighted Average Exercise Price	$ 11.80		$ 5.29
Outstanding, Weighted Average Exercise Price	$ 11.97	$ 11.61	$ 8.93	$ 5.29	$ 29.25	$ 29.25	$ 29.25
Options Exercisable, Weighted Average Exercise Price	$ 12.64		$ 8.93		$ 29.25
Outstanding, Weighted Average Remaining Contractual Term	3 years 5 months 26 days	4 years 5 months 16 days
Exercisable, Weighted Average Remaining Contractual Term	3 years 2 months 23 days
Options Exercised, Intrinsic Value	$ 131	$ 70
Options Outstanding, Intrinsic Value	34	231
Options Exercisable, Intrinsic Value	$ 6